STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Feb. 28, 2025
Equity [Abstract]
SUMMARY OF PREFERRED STOCK WARRANT ACTIVITY

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2024	939	$1.00	9.5
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at February 28, 2025	939	$1.00	8.5

SUMMARY OF WARRANT AND STOCK OPTION ACTIVITY

Summary of Warrant and Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 29, 2023	314,217,451	$0.114	1.95
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	(13,621,790)	(0.01)	—
Outstanding at February 29, 2024	300,595,661	$0.003	1.00
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	(253,324,212)	(0.003)	—
Outstanding at February 28, 2025	47,271,449	$0.003	2.44

SCHEDULE OF COMMON STOCK OPTION ACTIVITY ASSUMPTIONS
Strike price	$0.02
Fair value of Company’s common stock	$0.0052
Dividend yield	0.00%
Expected volatility	320.5
Risk free interest rate	4.29%
Expected term (years)	4.50

SUMMARY OF COMMON STOCK OPTION ACTIVITY
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2023	95,725,000	$0.02	4.75
Issued	114,217,035	$0.02	4.75
Exercised	—	—	—
Forfeited, extinguished and cancelled	(21,275,000)	$0.02	(4.00)
Outstanding at February 29, 2024	188,667,035	$0.02	4.10

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2024	188,667,035	$0.02	4.10
Issued	—	—	—
Exercised	—	—	—
Forfeited, extinguished and cancelled	(6,438,934)	$0.02	(3.50)
Outstanding at February 28, 2025	182,228,131	$0.02	3.10